SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		60,857
Stock-based compensation expense		$ 56
Weighted-average grant-date fair value of options granted		$ 4.17
Unrecognized compensation costs		$ 127
Unrecognized compensation costs, period		3 years 6 months
2018 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period		10 years
Vesting period		4 years
2018 Share Incentive Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Options granted	60,857
Ordinary shares acquired	60,857
Fair value of the options granted	$ 183